Operating Income	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Income [Abstract]
Operating Income	REVENUES AND OTHER INCOME
Financial statement line item detail
In 2022, the total revenues and other income amounted to €26,566 (€85,579 in 2021, and €7,758 in 2020).
Revenue amounted to €20,195 in 2022 (€80,069 in 2021, and €765 in 2020).
Revenue is primarily composed of:
1.Licensing Agreement (Ipsen). In December 2021, GENFIT and Ipsen entered into an exclusive licensing agreement for elafibranor, a Phase 3 asset evaluated in Primary Biliary Cholangitis (PBC), as part of a long-term global partnership ("Collaboration and License Agreement").
◦In 2022, €15.9 million was attributable to the partial recognition of deferred revenue of €40 million from 2021 as noted immediately below, in line with the progress in the ELATIVE clinical study and expenses incurred during the period.
◦In 2021, €80 million was attributable to the recognition of the initial payment received from Ipsen pursuant to the license agreement entered into in December 2021 (of the total amount of €120 million). The remaining balance of the initial payment, i.e. 40 million euros, was recorded as deferred income.
2.Transition Services Agreement (Ipsen). In 2022, GENFIT and Ipsen entered into a Service Transition Agreement, which describes the scope of the services provided by GENFIT to Ipsen in order to facilitate the transition of certain activities related to the Phase 3 clinical trial, evaluating elafibranor in PBC.
◦In 2022, the services provided under this contract generated €1.0 million in revenue.
3.Inventory Purchase Agreement (Ipsen). GENFIT and Ipsen also entered into an Inventory Purchase Agreement in 2022, which provided for the purchase by Ipsen of batches of active ingredients and elafibranor products during the second half of 2022.
◦In 2022, inventory sold to Ipsen under this contract generated €3.3 million in revenue.
4.Other revenue
◦In 2022, other revenue was not significant.
◦In 2021, other revenue recognized relates to license agreements with Labcorp for the deployment of NIS4 diagnostic technology in the field of NASH, amounting to €69.
◦In 2020, revenue of €765 mainly originated from the income generated by the license agreements with Labcorp and one-off revenue resulting from the sale of goods and services notably within the scope of the license and collaboration agreement with Terns Pharmaceuticals.
Application of IFRS 15 to the Ipsen License Agreement signed in 2021
Pursuant to IFRS 15, 27, 28 and 29, we have identified that the agreement provides for four distinct performance obligations:
•The license for elafibranor,
•The completion of the ELATIVE Phase 3 trial until the end of the double-blind period,
•The knowledge transfer related to elafibranor, as well as support for Ipsen in future undertakings and processes, and
•The provision of drug tablets that may be needed by Ipsen to conduct their clinical trials.
The compensation under this agreement consists of an upfront payment, milestone payments, and royalties on future sales of elafibranor by Ipsen. Besides, it must be noted that, with respect to (i) support services other than the knowledge transfer and (ii) the provision of drug tablets, the agreement provides for separate prices covering all costs borne by the Company to provide those goods and services, therefore constituting in each case an individual and distinct sale price for the relevant goods or service, which is not included in the aforementioned price elements.
We estimate the individual sale price of the clinical trial phase to be €40 million, including forecasted external costs, personnel expenses for the relevant staff, indirect costs pertaining to the work environment of such staff, augmented of a customary margin rate for CRO (Clinical Research Organization) contracting. This calculation of the individual sale price for the clinical trial phase reflects observable price conditions as recommended under IFRS 15.79.c. We used the same method to calculate the individual sale price of the knowledge transfer.
Regarding the calculation of the individual sale price of the license, we have analyzed recommended methods under IFRS 15.79 and determined that method (c) is the most relevant, considering in particular that the amount of this individual sale price is variable and partly uncertain. Thus, we applied the "residual" method, which stipulates that the individual sale price of the license corresponds to the difference between the total amount of the price and the individual sale prices of the knowledge transfer and the clinical trial phase. Moreover, referring to IFRS 15.B61, we determined that the date of transfer of control over the license corresponds to the date of the knowledge transfer, i.e. December 16, 2021, when key elements of the know-how were made available to Ipsen.
Regarding the recognition of revenue related to the license, we have chosen the following methods:
•The upfront payment, minus the portion of prices allocated to knowledge transfer services and clinical phase execution, has been recognized at the date of transfer of control, i.e. December 16, 2021 according to the above, as it is a static license (without implication or associated service provision);
•Milestone payments constitute variable and uncertain income, which would be, if applicable, recognized in revenue at the time they become highly probable, which means, in this case, due by Ipsen;
•Royalties would be progressively recognized in revenue as sales are completed by Ipsen, in accordance with the IFRS 15 exception for royalties constituting variable income.
Regarding the recognition of revenue related to the Phase 3 ELATIVE trial until the end of the double-blind period, we have chosen the following method:
•The part of the upfront payment allocated to this service will be recognized progressively as completion progresses.
Regarding the recognition of revenue related to the knowledge transfer, we have chosen the following method:
•The part of the upfront payment allocated to this service has been recognized on December 16, 2021 in accordance with the above.
It must be noted that the 8% equity purchase by Ipsen in the Company mentioned in Note 2.2 under the terms of which Ipsen is represented in the Company's Board of Directors, has been completed on the basis of a subscription price agreed upon by the parties as representative of the value of GENFIT at the time, as we had secured future financing and created favorable conditions for the completion of the development and commercial launch of our main program. Therefore, the amount paid by Ipsen for its equity purchase does not interfere in the determination of the price of the licensing and collaboration agreement signed in December 2021 (including the Upfront Payment and other payments due for milestones identified above) and has been entirely recognized in the Group's equity.
Application of IFRS 15 to the Ipsen Transition Services Agreement and Inventory Purchase Agreement signed in 2022
In 2022, GENFIT and Ipsen entered into a Transition Services Agreement, which outlines the scope of services to facilitate the transition of some activities related to the Phase 3 clinical trial evaluating elafibranor in Primary Biliary Cholangitis. This agreement is a supplementary follow-on to the Collaboration and License Agreement mentioned above. We evaluated the agreement under IFRS 15 and we concluded that the services constitute a single performance obligation for which revenue is recognized as services are performed.
In 2022, GENFIT and Ipsen entered into an Inventory Purchase Agreement, pursuant to which Ipsen purchased inventory from GENFIT, namely the elafibranor active pharmaceutical ingredient and related drug product, during the second half of 2022 with the prospect of transferring the conduct of the ELATIVE study to Ipsen. We evaluated the agreement under IFRS 15 and we concluded that the services constitute a single performance obligation for which revenue is recognized when inventory is provided to Ipsen.
Other income
The breakdown of Other income is as follows:

Other income	Year ended
(in € thousands)	2020/12/31	2021/12/31	2022/12/31
CIR tax credit	6,020	5,282	6,017
Other operating income	968	223	320
Government grants and subsidies	5	5	34
TOTAL	6,993	5,510	6,371
The research tax credit (CIR) amounted to €6,017 in 2022 (€5,282 in 2021), due to the reduction in research and development expenses.
In comparison, the 2020 Research Tax Credit amounted to €7,911, partially balanced with the expense amounting to €1,892 corresponding to the resolution of the dispute on the 2010, 2011, 2012 and 2014 Research Tax Credit.
During 2022, the Group recognized €320 in “Other operating income” (€968 in 2020 and €223 in 2021), mainly comprised of exchange gains on trade receivables.